Acquisition of the Assets of Innovative Cinema Solutions (Tables)	12 Months Ended
Dec. 31, 2023
FG Group Holdings Inc [Member]
Schedule of Fair Values Assigned to Net Assets and Liabilities Assumed Acquisition

The following table summarizes the fair values assigned to the net assets acquired and the liabilities assumed as part of the acquisition of ICS (in thousands):

Cash	$160
Accounts receivable	2,435
Inventory	638
Property, plant and equipment	7
Operating lease right-of-use asset	183
Other current assets	12
Total identifiable assets acquired	3,435

Accounts payable and accrued expenses	1,337
Promissory note	465
Operating lease obligation	183
Total liabilities assumed	1,985

Net assets acquired	$1,450

Strong Global Entertainment Inc [Member]
Schedule of Fair Values Assigned to Net Assets and Liabilities Assumed Acquisition

The following table summarizes the fair values assigned to the net assets acquired and the liabilities assumed as part of the acquisition of ICS (in thousands):

Cash	$160
Accounts receivable	2,435
Inventory	638
Property, plant and equipment	7
Operating lease right-of-use asset	183
Other current assets	12
Total identifiable assets acquired	3,435

Accounts payable and accrued expenses	1,337
Promissory note	465
Operating lease obligation	183
Total liabilities assumed	1,985

Net assets acquired	$1,450